Financial assets and liabilities - Line of credit (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities
Total available credit lines	$ 9,256,978	$ 9,005,008
Available credit lines related to letters of credit	2,405,640	2,355,650
Available credit lines related to financial debt	6,851,338	6,649,358
Undrawn credit of financial debt	1,500,726	1,640,849
Undrawn credit of letters of credit	$ 214,012	$ 86,066